JPMorgan Small Cap Value Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.6%
Aerospace & Defense — 0.8%
AAR Corp. *	22	2,397
Mercury Systems, Inc. *	45	3,277
Park Aerospace Corp.	24	657
StandardAero, Inc. *	35	924
V2X, Inc. *	27	1,846
		9,101
Air Freight & Logistics — 0.1%
Radiant Logistics, Inc. *	136	956
Automobile Components — 2.1%
Adient plc *	161	3,254
Dana, Inc.	129	4,321
Dauch Corp. *	231	1,369
Garrett Motion, Inc. (Switzerland)	280	5,090
LCI Industries	34	4,221
Motorcar Parts of America, Inc. *	136	1,505
Phinia, Inc.	56	3,828
		23,588
Automobiles — 0.1%
Winnebago Industries, Inc.	50	1,562
Banks — 17.6%
1st Source Corp.	11	744
Amerant Bancorp, Inc., Class A	47	1,038
Ameris Bancorp	85	6,609
Associated Banc-Corp.	19	487
Atlantic Union Bankshares Corp.	53	1,896
Axos Financial, Inc. *	48	4,059
Banc of California, Inc.	237	4,167
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	160	8,375
BankUnited, Inc.	106	4,794
BayCom Corp.	7	211
Beacon Financial Corp.	60	1,808
Bridgewater Bancshares, Inc. *	64	1,126
Burke & Herbert Financial Services Corp.	9	554
Business First Bancshares, Inc.	76	2,060
Byline Bancorp, Inc.	138	4,347
Capitol Federal Financial, Inc.	142	1,013
Central Pacific Financial Corp.	44	1,402
ChoiceOne Financial Services, Inc.	12	328
CNB Financial Corp.	79	2,293
Community Trust Bancorp, Inc.	31	1,869
ConnectOne Bancorp, Inc.	135	3,622
Customers Bancorp, Inc. *	46	3,207
CVB Financial Corp.	56	1,078
Dime Community Bancshares, Inc.	24	811
Eastern Bankshares, Inc.	338	6,610

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Enterprise Financial Services Corp.	96	5,194
Equity Bancshares, Inc., Class A	35	1,534
Farmers National Banc Corp.	104	1,363
FB Financial Corp.	13	682
Financial Institutions, Inc.	67	2,123
First Bancorp	10	535
First BanCorp (Puerto Rico)	155	3,311
First Busey Corp.	22	554
First Commonwealth Financial Corp.	18	309
First Financial Bancorp	71	1,980
First Financial Corp.	53	3,378
First Interstate BancSystem, Inc., Class A	35	1,152
First Merchants Corp.	93	3,615
First Mid Bancshares, Inc.	64	2,653
Five Star Bancorp	34	1,264
Glacier Bancorp, Inc.	43	1,942
Hancock Whitney Corp.	58	3,703
Hanmi Financial Corp.	91	2,399
HBT Financial, Inc.	8	222
Heritage Commerce Corp.	347	4,336
Hilltop Holdings, Inc.	140	5,010
Home BancShares, Inc.	55	1,492
HomeTrust Bancshares, Inc.	24	1,022
Horizon Bancorp, Inc.	187	3,092
Independent Bank Corp.	7	511
Mercantile Bank Corp.	44	2,215
Metropolitan Bank Holding Corp.	39	3,219
Mid Penn Bancorp, Inc.	13	421
Midland States Bancorp, Inc.	16	357
National Bank Holdings Corp., Class A	27	1,075
Nicolet Bankshares, Inc.	20	3,040
Northrim BanCorp, Inc.	42	968
OceanFirst Financial Corp.	198	3,580
OFG Bancorp (Puerto Rico)	35	1,415
Old National Bancorp	376	8,299
Old Second Bancorp, Inc.	215	4,331
Origin Bancorp, Inc.	83	3,455
Orrstown Financial Services, Inc.	12	432
Pathward Financial, Inc.	36	3,250
Peapack-Gladstone Financial Corp.	76	2,658
Provident Financial Services, Inc.	54	1,138
QCR Holdings, Inc.	61	5,240
Renasant Corp.	43	1,570
Seacoast Banking Corp. of Florida	46	1,405
Sierra Bancorp	14	484
Simmons First National Corp., Class A	196	3,804
SmartFinancial, Inc.	23	893

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
South Plains Financial, Inc.	109	4,557
Southern Missouri Bancorp, Inc.	11	718
Southside Bancshares, Inc.	45	1,401
SouthState Bank Corp.	24	2,232
Texas Capital Bancshares, Inc. *	6	566
Towne Bank	55	1,865
TriCo Bancshares	32	1,529
Trustmark Corp.	16	658
UMB Financial Corp.	48	5,415
United Bankshares, Inc.	10	432
United Community Banks, Inc.	44	1,396
Unity Bancorp, Inc.	3	165
Univest Financial Corp.	22	766
Valley National Bancorp	129	1,586
WesBanco, Inc.	78	2,678
Wintrust Financial Corp.	17	2,296
WSFS Financial Corp.	47	3,064
		202,457
Biotechnology — 6.3%
Agios Pharmaceuticals, Inc. *	62	2,110
Allogene Therapeutics, Inc. *	313	764
Annexon, Inc. *	160	887
Atrium Therapeutics, Inc. *	2	25
Aurinia Pharmaceuticals, Inc. (Canada) *	54	807
Beam Therapeutics, Inc. * (a)	91	2,156
Bicara Therapeutics, Inc. *	51	1,012
Biohaven Ltd. *	3	24
Celldex Therapeutics, Inc. *	43	1,363
Compass Therapeutics, Inc. * (a)	345	1,827
CRISPR Therapeutics AG (Switzerland) * (a)	50	2,354
Cullinan Therapeutics, Inc. *	82	1,160
Cytokinetics, Inc. *	76	4,984
Denali Therapeutics, Inc. *	29	558
Editas Medicine, Inc. *	296	731
Enanta Pharmaceuticals, Inc. *	56	712
Erasca, Inc. *	369	5,975
Generate Biomedicines, Inc. *	494	6,172
GRAIL, Inc. *	22	1,154
Ideaya Biosciences, Inc. *	63	2,097
ImmunityBio, Inc. * (a)	18	140
Inhibikase Therapeutics, Inc. * (a)	182	305
Intellia Therapeutics, Inc. *	78	1,003
Iovance Biotherapeutics, Inc. * (a)	531	1,863
Larimar Therapeutics, Inc. *	194	874
Neurogene, Inc. *	10	209
Olema Pharmaceuticals, Inc. *	67	1,005
ORIC Pharmaceuticals, Inc. * (a)	116	1,469

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — continued
Praxis Precision Medicines, Inc. *	19	6,246
PTC Therapeutics, Inc. *	18	1,190
REGENXBIO, Inc. *	178	1,494
Relay Therapeutics, Inc. *	199	1,976
Replimune Group, Inc. *	221	1,687
Rocket Pharmaceuticals, Inc. *	95	340
Scholar Rock Holding Corp. *	19	925
Spyre Therapeutics, Inc. *	30	1,531
Syndax Pharmaceuticals, Inc. *	66	1,548
Tectonic Therapeutic, Inc. * (a)	9	289
Travere Therapeutics, Inc. *	37	1,093
Upstream Bio, Inc. *	53	474
Vanda Pharmaceuticals, Inc. *	156	1,078
Vaxcyte, Inc. *	90	5,226
Vir Biotechnology, Inc. *	102	917
Viridian Therapeutics, Inc. *	109	2,134
		71,888
Broadline Retail — 0.1%
Kohl's Corp. (a)	68	876
Building Products — 1.8%
Apogee Enterprises, Inc.	48	1,625
Griffon Corp.	62	4,501
Masterbrand, Inc. *	191	1,590
Modine Manufacturing Co. *	27	5,931
Resideo Technologies, Inc. *	145	4,871
UFP Industries, Inc.	26	2,362
		20,880
Capital Markets — 0.7%
BGC Group, Inc., Class A	125	1,225
Bullish (Cayman Islands) * (a)	28	1,007
Marex Group plc (United Kingdom)	69	3,061
StoneX Group, Inc. *	15	1,177
Virtus Investment Partners, Inc.	8	1,068
		7,538
Chemicals — 1.7%
Avient Corp.	71	2,577
Ecovyst, Inc. *	203	2,616
HB Fuller Co.	71	4,367
Innospec, Inc.	34	2,490
Koppers Holdings, Inc.	16	638
Mativ Holdings, Inc.	208	1,810
Perimeter Solutions, Inc. *	130	3,170
Quaker Chemical Corp.	11	1,330
		18,998

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	97	3,728
ACCO Brands Corp.	65	194
Healthcare Services Group, Inc. *	139	2,589
MillerKnoll, Inc.	102	1,480
		7,991
Communications Equipment — 0.8%
Applied Optoelectronics, Inc. *	9	785
NETGEAR, Inc. *	112	2,440
Viasat, Inc. *	94	4,290
Vistance Networks, Inc. *	97	1,766
		9,281
Construction & Engineering — 2.2%
API Group Corp. *	46	1,868
Arcosa, Inc.	35	3,671
Fluor Corp. *	60	2,822
MYR Group, Inc. *	23	6,494
Primoris Services Corp.	32	4,568
Tutor Perini Corp.	78	5,999
		25,422
Consumer Finance — 1.2%
Atlanticus Holdings Corp. *	15	773
Encore Capital Group, Inc. *	86	6,028
Enova International, Inc. *	33	4,454
LendingClub Corp. *	72	1,037
PROG Holdings, Inc.	66	1,907
		14,199
Consumer Staples Distribution & Retail — 1.1%
Andersons, Inc. (The)	78	5,618
Ingles Markets, Inc., Class A	26	2,353
United Natural Foods, Inc. *	75	3,398
Village Super Market, Inc., Class A	20	825
		12,194
Containers & Packaging — 0.3%
Greif, Inc., Class A	27	1,814
O-I Glass, Inc. *	130	1,369
		3,183
Distributors — 0.2%
GigaCloud Technology, Inc., Class A *	57	2,569
Diversified Consumer Services — 1.0%
American Public Education, Inc. *	25	1,422
Laureate Education, Inc., Class A *	82	2,848

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Consumer Services — continued
McGraw Hill, Inc. * (a)	363	4,978
Perdoceo Education Corp.	57	2,114
		11,362
Diversified REITs — 1.4%
American Assets Trust, Inc.	77	1,424
Broadstone Net Lease, Inc.	353	6,450
Essential Properties Realty Trust, Inc.	257	7,793
		15,667
Diversified Telecommunication Services — 0.0% ^
Lumen Technologies, Inc. *	78	541
Electric Utilities — 1.7%
IDACORP, Inc. (a)	36	5,150
Oklo, Inc., Class A * (a)	38	1,899
Otter Tail Corp.	68	5,927
Portland General Electric Co.	131	6,919
		19,895
Electrical Equipment — 1.4%
Allient, Inc.	10	629
Atkore, Inc.	53	3,111
EnerSys	55	9,523
Nextpower, Inc., Class A *	5	586
Thermon Group Holdings, Inc. *	38	1,913
		15,762
Electronic Equipment, Instruments & Components — 2.2%
Bel Fuse, Inc., Class B	8	1,569
Benchmark Electronics, Inc.	21	1,201
CTS Corp.	8	360
Daktronics, Inc. *	82	1,595
Kimball Electronics, Inc. *	52	1,234
Knowles Corp. *	147	3,776
nLight, Inc. *	34	1,949
Plexus Corp. *	4	794
Sanmina Corp. *	27	3,483
TTM Technologies, Inc. *	82	8,031
Vishay Intertechnology, Inc.	64	1,161
Vishay Precision Group, Inc. *	5	204
		25,357
Energy Equipment & Services — 3.7%
Expro Group Holdings NV *	168	2,917
Forum Energy Technologies, Inc. *	46	2,722
Helix Energy Solutions Group, Inc. *	45	443
Liberty Energy, Inc.	176	5,081
National Energy Services Reunited Corp. *	85	1,833
Noble Corp. plc (a)	121	5,943

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Energy Equipment & Services — continued
Oceaneering International, Inc. *	47	1,662
Oil States International, Inc. *	183	2,131
Patterson-UTI Energy, Inc.	155	1,676
ProPetro Holding Corp. *	234	3,370
Ranger Energy Services, Inc., Class A	143	2,452
Transocean Ltd. *	1,340	8,882
Valaris Ltd. *	37	3,617
		42,729
Entertainment — 0.6%
Cinemark Holdings, Inc.	16	446
Lionsgate Studios Corp. *	304	2,915
Sphere Entertainment Co. * (a)	33	3,924
		7,285
Financial Services — 2.6%
Alerus Financial Corp.	19	447
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	23	1,175
Enact Holdings, Inc.	47	1,906
Essent Group Ltd.	90	5,234
HA Sustainable Infrastructure Capital, Inc.	87	3,199
Jackson Financial, Inc., Class A	63	6,677
NMI Holdings, Inc., Class A *	131	4,916
PennyMac Financial Services, Inc.	22	1,964
Radian Group, Inc.	118	3,916
Walker & Dunlop, Inc.	15	651
		30,085
Food Products — 0.3%
Dole plc	162	2,322
Fresh Del Monte Produce, Inc.	21	830
		3,152
Gas Utilities — 1.9%
Chesapeake Utilities Corp.	21	2,597
New Jersey Resources Corp.	103	5,671
Southwest Gas Holdings, Inc.	127	11,012
Spire, Inc.	25	2,302
		21,582
Ground Transportation — 0.2%
ArcBest Corp.	24	2,360
Health Care Equipment & Supplies — 1.4%
Alphatec Holdings, Inc. *	179	1,948
Beta Bionics, Inc. * (a)	95	953
Embecta Corp.	32	285
LivaNova plc *	64	4,051
Omnicell, Inc. *	130	4,351
OraSure Technologies, Inc. *	162	487

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Orthofix Medical, Inc. *	102	1,169
Shoulder Innovations, Inc. * (a)	81	1,171
Varex Imaging Corp. *	108	1,141
		15,556
Health Care Providers & Services — 0.5%
Addus HomeCare Corp. *	12	1,146
Enhabit, Inc. *	126	1,783
Fulgent Genetics, Inc. * (a)	17	272
Pediatrix Medical Group, Inc. *	40	848
RadNet, Inc. *	18	1,018
Strata Critical Medical, Inc. *	98	408
		5,475
Health Care REITs — 1.8%
American Healthcare REIT, Inc.	52	2,441
CareTrust REIT, Inc.	169	6,174
Community Healthcare Trust, Inc.	22	353
Diversified Healthcare Trust *	767	5,095
National Health Investors, Inc.	14	1,108
Sabra Health Care REIT, Inc.	266	5,122
		20,293
Health Care Technology — 0.2%
Health Catalyst, Inc. * (a)	122	155
HeartFlow, Inc. * (a)	59	1,426
Teladoc Health, Inc. *	235	1,282
		2,863
Hotel & Resort REITs — 0.7%
Chatham Lodging Trust	176	1,384
DiamondRock Hospitality Co.	101	944
Ryman Hospitality Properties, Inc.	17	1,624
Sunstone Hotel Investors, Inc.	69	622
Xenia Hotels & Resorts, Inc.	242	3,590
		8,164
Hotels, Restaurants & Leisure — 0.6%
Biglari Holdings, Inc., Class B *	3	950
Black Rock Coffee Bar, Inc., Class A * (a)	47	606
Dine Brands Global, Inc. (a)	32	850
Jack in the Box, Inc. * (a)	87	837
Marriott Vacations Worldwide Corp.	36	2,360
United Parks & Resorts, Inc. * (a)	39	1,286
		6,889
Household Durables — 2.1%
Beazer Homes USA, Inc. *	38	729
Century Communities, Inc.	29	1,674
Green Brick Partners, Inc. *	35	2,222

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — continued
KB Home	73	3,786
LGI Homes, Inc. *	8	310
M/I Homes, Inc. *	39	4,786
Meritage Homes Corp.	53	3,304
Taylor Morrison Home Corp. *	110	6,377
Tri Pointe Homes, Inc. *	23	1,085
		24,273
Household Products — 0.2%
Central Garden & Pet Co., Class A *	37	1,222
Spectrum Brands Holdings, Inc.	17	1,230
		2,452
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class A	59	2,316
Clearway Energy, Inc., Class C	13	500
		2,816
Industrial REITs — 0.6%
LXP Industrial Trust	56	2,585
Terreno Realty Corp.	69	4,246
		6,831
Insurance — 1.6%
CNO Financial Group, Inc.	140	5,768
Fidelis Insurance Holdings Ltd. (United Kingdom)	114	2,169
Hamilton Insurance Group Ltd., Class B (Bermuda)	99	2,948
Heritage Insurance Holdings, Inc. *	23	607
Mercury General Corp.	27	2,385
Safety Insurance Group, Inc.	20	1,438
SiriusPoint Ltd. *	72	1,546
Stewart Information Services Corp.	13	808
Universal Insurance Holdings, Inc.	15	526
		18,195
Interactive Media & Services — 0.3%
Webtoon Entertainment, Inc. (South Korea) * (a)	106	981
Ziff Davis, Inc. *	51	2,131
		3,112
IT Services — 0.8%
Applied Digital Corp. * (a)	40	955
ASGN, Inc. *	73	2,807
BigBear.ai Holdings, Inc. * (a)	398	1,400
Fastly, Inc., Class A *	104	3,033
Unisys Corp. *	209	433
		8,628
Leisure Products — 0.4%
Callaway Golf Co. *	357	4,953

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — 0.6%
10X Genomics, Inc., Class A *	212	4,495
Cytek Biosciences, Inc. *	158	689
Fortrea Holdings, Inc. *	137	1,295
		6,479
Machinery — 1.0%
Atmus Filtration Technologies, Inc.	55	3,096
Blue Bird Corp. *	30	1,716
Hillman Solutions Corp. *	225	1,873
Mueller Industries, Inc.	11	1,155
Terex Corp.	43	2,562
Worthington Enterprises, Inc.	14	733
		11,135
Marine Transportation — 0.9%
Costamare Bulkers Holdings Ltd. (Monaco) *	14	212
Costamare, Inc. (Monaco)	256	4,326
Matson, Inc.	21	3,378
Safe Bulkers, Inc. (Monaco)	356	2,256
		10,172
Media — 1.6%
EchoStar Corp., Class A * (a)	121	14,150
John Wiley & Sons, Inc., Class A	58	2,210
PubMatic, Inc., Class A *	110	898
Stagwell, Inc. *	250	1,577
		18,835
Metals & Mining — 3.8%
Coeur Mining, Inc. *	295	5,540
Commercial Metals Co.	131	8,047
Constellium SE *	290	7,132
Hecla Mining Co.	384	7,148
Ivanhoe Electric, Inc. *	8	98
Materion Corp.	34	4,940
SSR Mining, Inc. (Canada) *	180	5,284
USA Rare Earth, Inc. * (a)	32	488
Warrior Met Coal, Inc.	54	4,984
		43,661
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Adamas Trust, Inc.	122	900
Apollo Commercial Real Estate Finance, Inc.	103	1,086
Brightspire Capital, Inc., Class A	294	1,646
Ellington Financial, Inc.	200	2,369
Ladder Capital Corp.	561	5,482
TPG RE Finance Trust, Inc.	151	1,182
		12,665

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — 1.0%
Avista Corp.	13	511
Black Hills Corp.	74	5,149
Northwestern Energy Group, Inc.	23	1,541
Unitil Corp.	92	4,776
		11,977
Office REITs — 1.1%
COPT Defense Properties	242	7,403
Empire State Realty Trust, Inc., Class A	172	892
Piedmont Realty Trust, Inc., Class A *	297	1,951
Postal Realty Trust, Inc., Class A (a)	80	1,481
SL Green Realty Corp. (a)	26	979
		12,706
Oil, Gas & Consumable Fuels — 5.9%
California Resources Corp.	39	2,725
Calumet, Inc. *	61	2,198
Chord Energy Corp.	26	3,744
Clean Energy Fuels Corp. *	7	18
CNX Resources Corp. *	211	8,146
Core Natural Resources, Inc.	6	627
Crescent Energy Co., Class A	134	1,808
Energy Fuels, Inc. * (a)	42	761
Excelerate Energy, Inc., Class A	114	3,796
Green Plains, Inc. *	82	1,346
Gulfport Energy Corp. *	6	1,191
International Seaways, Inc.	34	2,495
Kosmos Energy Ltd. (Ghana) *	620	1,723
Magnolia Oil & Gas Corp., Class A	102	3,220
Murphy Oil Corp.	55	2,262
Ovintiv, Inc.	25	1,495
Par Pacific Holdings, Inc. *	118	7,386
PBF Energy, Inc., Class A	11	509
Peabody Energy Corp.	128	4,224
Scorpio Tankers, Inc. (Monaco)	15	1,096
SM Energy Co.	130	4,050
Teekay Corp. Ltd. (Bermuda)	224	2,736
Teekay Tankers Ltd., Class A (Canada)	119	8,711
World Kinect Corp.	68	1,578
		67,845
Passenger Airlines — 0.4%
JetBlue Airways Corp. *	269	1,190
SkyWest, Inc. *	35	3,198
Sun Country Airlines Holdings, Inc. *	32	524
		4,912
Personal Care Products — 0.1%
Nature's Sunshine Products, Inc. *	57	1,364

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — 1.8%
Aclaris Therapeutics, Inc. *	280	1,051
Alumis, Inc. *	77	1,708
Amylyx Pharmaceuticals, Inc. *	55	761
Atea Pharmaceuticals, Inc. * (a)	133	718
BioAge Labs, Inc. *	47	823
Definium Therapeutics, Inc. * (a)	81	1,525
Ligand Pharmaceuticals, Inc. *	13	2,687
Maze Therapeutics, Inc. * (a)	22	667
MBX Biosciences, Inc. *	43	1,291
Nuvation Bio, Inc. * (a)	282	1,209
Phathom Pharmaceuticals, Inc. *	48	529
Prestige Consumer Healthcare, Inc. *	13	746
Septerna, Inc. *	32	762
Supernus Pharmaceuticals, Inc. *	38	1,947
Terns Pharmaceuticals, Inc. *	61	3,244
WaVe Life Sciences Ltd. *	86	622
		20,290
Professional Services — 0.1%
Alight, Inc., Class A	51	30
IBEX Holdings Ltd. *	23	615
Kelly Services, Inc., Class A	65	569
		1,214
Real Estate Management & Development — 0.5%
Compass, Inc., Class A *	220	1,611
Cushman & Wakefield Ltd. *	103	1,262
Newmark Group, Inc., Class A	181	2,709
		5,582
Residential REITs — 0.4%
Centerspace	12	701
Independence Realty Trust, Inc.	173	2,571
UMH Properties, Inc.	31	449
Veris Residential, Inc.	53	993
		4,714
Retail REITs — 2.3%
Agree Realty Corp.	5	374
Curbline Properties Corp.	134	3,475
Getty Realty Corp.	58	1,839
InvenTrust Properties Corp.	98	2,979
Kite Realty Group Trust	190	4,670
Macerich Co. (The)	197	3,721
NETSTREIT Corp. (a)	143	2,693
Phillips Edison & Co., Inc.	129	4,821
Tanger, Inc.	42	1,428
		26,000

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 1.7%
ACM Research, Inc., Class A *	70	2,768
Aehr Test Systems * (a)	86	3,174
Ambarella, Inc. *	12	606
Diodes, Inc. *	38	2,583
FormFactor, Inc. *	15	1,502
Ichor Holdings Ltd. *	24	1,105
Kulicke & Soffa Industries, Inc. (Singapore)	15	989
Navitas Semiconductor Corp. * (a)	114	1,001
Penguin Solutions, Inc. * (a)	30	528
Synaptics, Inc. *	31	2,173
Ultra Clean Holdings, Inc. *	35	2,161
Veeco Instruments, Inc. *	33	1,126
		19,716
Software — 2.8%
Adeia, Inc.	148	3,560
Arteris, Inc. * (a)	20	336
Bit Digital, Inc. * (a)	367	481
Box, Inc., Class A *	48	1,125
Cipher Digital, Inc. *	310	3,986
Cleanspark, Inc. * (a)	285	2,426
Consensus Cloud Solutions, Inc. *	41	975
Core Scientific, Inc. * (a)	57	857
Digital Turbine, Inc. *	289	832
Hut 8 Corp. (Canada) *	81	3,782
LiveRamp Holdings, Inc. *	69	1,831
MARA Holdings, Inc. * (a)	489	3,991
Mitek Systems, Inc. *	50	669
NCR Voyix Corp. *	88	556
OneSpan, Inc.	86	909
Porch Group, Inc. *	155	1,115
Riot Platforms, Inc. *	321	3,967
Terawulf, Inc. * (a)	57	822
Xperi, Inc. *	18	99
		32,319
Specialized REITs — 0.5%
Four Corners Property Trust, Inc.	106	2,518
Outfront Media, Inc.	53	1,403
Rayonier, Inc.	104	2,146
		6,067
Specialty Retail — 2.2%
American Eagle Outfitters, Inc.	168	2,805
Arko Corp.	353	1,965
Asbury Automotive Group, Inc. *	8	1,491
Group 1 Automotive, Inc.	4	1,194
MarineMax, Inc. *	69	1,863
National Vision Holdings, Inc. *	57	1,482

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
RealReal, Inc. (The) *	213	1,935
Signet Jewelers Ltd.	83	7,017
Victoria's Secret & Co. *	84	3,885
Zumiez, Inc. *	52	1,158
		24,795
Technology Hardware, Storage & Peripherals — 0.1%
Turtle Beach Corp. *	69	699
Textiles, Apparel & Luxury Goods — 0.2%
Capri Holdings Ltd. *	151	2,653
Tobacco — 0.0% ^
Turning Point Brands, Inc.	6	499
Trading Companies & Distributors — 1.5%
BlueLinx Holdings, Inc. *	15	786
Boise Cascade Co.	45	3,382
GATX Corp.	19	3,206
Hudson Technologies, Inc. *	52	307
Rush Enterprises, Inc., Class A	64	4,255
WESCO International, Inc.	19	5,297
		17,233
Water Utilities — 0.6%
American States Water Co.	17	1,294
Consolidated Water Co. Ltd., Class D	182	6,019
		7,313
Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	39	425
Telephone and Data Systems, Inc.	31	1,302
		1,727
Total Common Stocks (Cost $875,590)		1,131,532
Short-Term Investments — 4.5%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $12,266)	12,266	12,267

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 3.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $39,119)	39,119	39,119
Total Short-Term Investments (Cost $51,385)		51,386
Total Investments — 103.1% (Cost $926,975)		1,182,918
Liabilities in Excess of Other Assets — (3.1)%		(35,249)
NET ASSETS — 100.0%		1,147,669

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $40,030.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.
Futures contracts outstanding as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	116	06/18/2026	USD	14,565	(31)

Abbreviations
USD	United States Dollar

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,182,918	$—	$—	$1,182,918
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(31)	$—	$—	$(31)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$58,558	$350,614	$396,899	$(5)	$(1)	$12,267	12,266	$717	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	27,391	329,025	317,297	—	—	39,119	39,119	1,434	—
Total	$85,949	$679,639	$714,196	$(5)	$(1)	$51,386		$2,151	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.